Segment reporting	9 Months Ended
Sep. 30, 2020
Segment reporting [Abstract]
Segment reporting
Note 3 – Segment reporting
Since DHT’s business is limited to operating a fleet of crude oil tankers, management has organized the entity as one segment based upon the service provided. Consequently, the Company has one operating segment as defined in IFRS 8, Operating Segments.

The below table details the Company’s shipping revenues:

$ in thousands	Q3 2020	Q3 2019	YTD 2020	YTD 2019
Time charter revenues*	51,835	10,055	126,168	33,553
Voyage charter revenues	90,362	94,685	473,878	309,679
Shipping revenues	142,196	104,740	600,046	343,233
*Time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $8.9 million in the third quarter of 2020, $3.1 million in the third quarter of 2019, $19.2 million in the first 9 months of 2020 and $10.7 million the first 9 months of 2019 is presented in accordance with IFRS 15 Revenue from Contracts with Customers.

As of September 30, 2020, the Company had 27 vessels in operation; 14 vessels were on time charters and 13 vessels operating in the spot market.

Information about major customers:
For the period from July 1, 2020 to September 30, 2020 five customers represented $17.6 million, $15.2 million, $13.5 million, $11.4 million and $9.2 million, respectively, of the Company’s revenues. The five customers in aggregate represented $67.0 million, equal to 47 percent of the total revenue of $142.2 million for the period from July 1, 2020 to September 30, 2020.

For the period from January 1, 2020 to September 30, 2020 five customers represented $69.1 million, $50.2 million, $50.1 million, $34.4 million and $30.6 million, respectively, of the Company’s revenues. The five customers in aggregate represented $234.3 million, equal to 39 percent of the total revenue of $600.0 million for the period from January 1, 2020 to September 30, 2020.

For the period from July 1, 2019 to September 30, 2019 five customers represented $17.9 million, $11.1 million, $8.7 million, $6.2 million and $5.0 million, respectively, of the Company’s revenues. The five customers in aggregate represented $48.9 million, equal to 47 percent of the total revenue of $104.7 million for the period from July 1, 2019 to September 30, 2019.

For the period from January 1, 2019 to September 30, 2019 five customers represented $64.2 million, $45.3 million, $38.6 million, $22.9 million and $17.2 million, respectively, of the Company’s revenues. The five customers in aggregate represented $188.2 million, equal to 55 percent of the total revenue of $343.2 million for the period from January 1, 2019 to September 30, 2019.